Note 16 - Significant Contracts	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Significant Contracts [Text Block]
NOTE
16
– SIGNIFICANT CONTRACTS

(A)
On
November 1, 2017,
Applied Minerals entered into an agreement with BASF Corporation to exclusively supply halloysite clay to BASF Corporation for the development and sale of co-branded halloysite clay-based products to key BASF Corporation markets, including paints and coatings, inks, rubber, adhesives, paper and ceramic honeycomb catalytic substrates.

BASF Corporation will market halloysite clay-based products under a BASF trade name to customers worldwide, with profits to be shared by both companies.

BASF Corporation and the Company also entered a Tolling Agreement under which BASF Corporation will provide specialized toll manufacturing to complement the Company’s current halloysite production capabilities.

(B)
On
December 22, 2017
the Company and Continental Mineral Claims, Inc. (“CMC”) entered into an Exploration Agreement with Option to Purchase (“Agreement”). CMC is a wholly owned subsidiary of a private, internationally recognized minerals exploration and mining company.

The Company granted to CMC the exclusive right and option to enter upon and conduct mineral exploration activities (the “Exploration License”) for Metallic Minerals on the Company’s Dragon Mine mine site in Utah (the “Mining Claims”).

Metallic Minerals are defined to include minerals with a high specific gravity and metallic luster, such as gold, silver, lead, copper, zinc, molybdenum, titanium, tungsten, uranium, tin, iron, etc., but shall exclude any such Metallic Minerals that are intermingled within any economically-recoverable, non-metallic mineral deposits located at or above an elevation of
5,590
feet above sea level. Non-metallic minerals include clay and iron oxide, the minerals mined by the Company. The Company believes that all economic recoverable non-metallic mineral deposits are well above
5,590
feet above sea level. The Exploration License is for a period of ten
years.

CMC was provided
40
days following the Effective Date (the “Due Diligence Period”) to perform any necessary due diligence in order to evaluate the condition of the Mining Claims. CMC may
terminate the Agreement in its sole discretion any time prior to the expiration of the Due Diligence Period.

In consideration of the Exploration License CMC shall make the following payments to the Company:
$350,000
upon expiration of the Due Diligence Period,
$150,000
on or before the
first
anniversary of the Effective Date of this Agreement,
$250,000
on or before each subsequent anniversary of the Effective Date during the Exploration License term following the first
anniversary of the Effective Date of this Agreement, unless the Exploration License is terminated earlier by CMC by exercising the option or failing to make the required payment for the Exploration License.

CMC
may
exercise the option at any time during the Exploration License term. Upon exercise of the Option and the completion of the closing, CMC shall acquire
100%
of the Metallic Rights within the Mining Claims from the Company, subject to the terms and conditions of the Agreement.

The consideration to be paid by CMC to the Company after exercising the option for the acquisition of the Metallic Rights shall be payable as follows:
$3,000,000;
and, CMC shall grant to the Company a
five
percent (
5%
) Net Profits Interest (“NPI”) royalty over the Metallic Minerals produced from the Mining Claims. The NPI royalty shall be initially capped at
$20,000,000
(the “NPI Cap”). The NPI Cap shall be subject to reduction in the event the Company elects to take the Share Contribution, as set forth below.

On
January 18, 2018,
CMC, upon completing its due diligence, paid the
first
payment (
$350,000
) of the Exploration License to the Company..